36. Financial Instruments (Details 6)		12 Months Ended
		Dec. 31, 2020		Dec. 31, 2019		Dec. 31, 2018		Dec. 31, 2017	Dec. 31, 2016
Financial Instruments Details 6
Economic and Financial Management		{Net Debt / [EBITDA (-) QRR]} less than or equal to 1 / (1.11 * SELIC)	[1],[2]	{Net Debt / [EBITDA (-) QRR]} less than or equal to 1 / (0.8 * SELIC)	[1],[2]	EBITDA (-) QRR greater than or equal to 0	[1]	EBITDA greater than or equal to 0
Quality (limit established) DECi	[3],[4]	9.83		10.12		11.23		12.54	13.61
Quality (limit established) FECi	[3],[4]	7.24		7.74		8.24		8.74	9.24
Quality (performed) DECi	[5]	0.00		0.00		0.00		10.41	10.80
Quality (performed) FECi	[5]	0.00		0.00		0.00		6.79	7.14

[1]	QRR: Regulatory Reintegration Quota or Regulatory Depreciation Expense. This is the value defined in the most recent Periodical Tariff Review (RTP), plus the General Market Price Index (IGP-M) between the month preceding the RTP and the month preceding the twelve-month period of the economic and financial sustainability measurement.
[2]	Selic: limited to 12.87% p.y.
[3]	According to Aneel's Technical Note No. 0335/2015.
[4]	DECi - Equivalent Time of Interruption Caused by Internal Source per Consumer Unit; and FECi - Equivalent Frequency of Interruption Caused by Internal Source per Consumer Unit.
[5]	The DECi and FECi indicators are calculated by ANEEL and the performed data were not officially released for the year 2017.